DEFERRED TAX - Disclosure Of Movements In Deferred Tax Assets And Liabilities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	$ (12,820)	$ (7,865)
Deferred tax charged/(credited) to the statement of profit or loss during the year	2,846	(4,955)
Deferred tax liabilities, ending balance	(9,974)	(12,820)
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	12,820	7,865
Deferred tax charged to the statement of profit or loss during the year	(2,846)	4,955
Deferred tax assets, ending balance	9,974	12,820
Collaboration revenue
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	0	0
Deferred tax charged/(credited) to the statement of profit or loss during the year	0	0
Deferred tax liabilities, ending balance	0	0
License revenue - transitional adjustment
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(3,144)	0
Deferred tax charged/(credited) to the statement of profit or loss during the year	1,641	(3,144)
Deferred tax liabilities, ending balance	(1,503)	(3,144)
Difference allowance in excess of related depreciation
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(3,188)	(7,751)
Deferred tax charged/(credited) to the statement of profit or loss during the year	613	4,563
Deferred tax liabilities, ending balance	(2,575)	(3,188)
Right of use assets
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(6,488)	(114)
Deferred tax charged/(credited) to the statement of profit or loss during the year	592	(6,374)
Deferred tax liabilities, ending balance	(5,896)	(6,488)
Losses available for offsetting against future taxable profits
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	1,521	0
Deferred tax charged to the statement of profit or loss during the year	(1,521)	1,521
Deferred tax assets, ending balance	0	1,521
Difference in intangible assets amortization
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	2,801	1,250
Deferred tax charged to the statement of profit or loss during the year	486	1,551
Deferred tax assets, ending balance	3,287	2,801
Accrued expense
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	1,949	3,449
Deferred tax charged to the statement of profit or loss during the year	(1,305)	(1,500)
Deferred tax assets, ending balance	644	1,949
Lease liability
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	6,549	120
Deferred tax charged to the statement of profit or loss during the year	(506)	6,429
Deferred tax assets, ending balance	6,043	6,549
Cost recovery of R&D expense
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	0	3,046
Deferred tax charged to the statement of profit or loss during the year	0	(3,046)
Deferred tax assets, ending balance	$ 0	$ 0